Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate

	For the fiscal years ended September 30,
	2022	2021	2020

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(8.8)%	(14.2)%	(11.7)%
Research and development (“R&D”) tax credit	(4.4)%	(3.0)%	(1.3)%
Effect of non-taxable government subsidy income	(3.4)%	(1.0)%	(0.6)%
Non-PRC entities not subject to PRC tax	2.1%	8.7%	2.2%
Change in valuation allowance	(0.3)%	0.9%	(6.2)%
Prior year true-up	0.0%	7.8%	—
Others	2.5%	1.0%	(0.6)%
Effective tax rate	12.8%	25.2%	6.8%

Summary of provision for income tax

	For the fiscal years ended September 30,
	2022	2021	2020

Current income tax provision	$323,306	$353,456	$178,534
Deferred income tax provision	(9,033)	83,893	(8,415)
Income tax provision	$314,273	$437,349	$170,119

Summary of components of deferred tax liabilities and assets attributable to different tax

	September 30,	September 30,
Deferred tax assets:	2022	2021

Net operating loss carryforwards	$60,387	$287,186
Allowance for doubtful accounts	—	29,209
Valuation allowance on net operating loss	(60,387)	(287,186)
Total	$0	$29,209

Deferred tax liabilities:
Accelerated depreciation of equipment	$53,443	$97,249
Total	$53,443	$97,249